Income Taxes - Schedule of Components of Provision for Income Taxes (Details) (10K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
Current:
Federal
State					119	60
Foreign					21	39
Total current tax expense					140	99
Deferred:
Federal					49	35
State					186	11
Foreign					(710)	(123)
Total deferred tax expense					(475)	(77)
Total tax (benefit) expense	$ (118)	$ 28	$ (247)	$ (296)	$ (335)	$ 22